Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current assets:
Cash and cash equivalents	$ 1,665	$ 12,963	$ 30,618
Cash segregated for regulatory purpose	2,625	20,431	9,969
Receivables from:
Broker-dealers, net of allowance of HKD9,000 and HKD9,000 as of December 31, 2024 and 2025, respectively	18	142	267
Clearing organization, net of allowance of nil and nil as of December 31, 2024 and 2025	50	387	696
Prepaid expenses and other current assets	2,044	15,910	5,485
Income tax recoverable	66	521	692
Total current assets	14,273	111,101	64,546
Non-current assets:
Property and equipment, net	72	560	966
Right-of-use assets	130	1,009	2,083
Intangible asset, net	456	3,550	600
Deferred tax assets			3,087
Investment under equity method	329	2,557
Refundable deposit	62	475	447
Total non-current assets	1,049	8,151	7,183
TOTAL ASSETS	15,322	119,252	71,729
Payables to:
Clearing organizations	4	35	25
Accruals and other current liabilities	451	3,510	2,686
Accrued commission expense	117	909	1,327
Lease liabilities - current	129	1,001	1,133
Total current liabilities	4,138	32,210	15,516
Non-current liabilities:
Lease liabilities - non-current			994
Total non-current liabilities			994
TOTAL LIABILITIES	4,138	32,210	16,510
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil and nil share issued and outstanding as of December 31, 2024 and 2025 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 and 15,350,000 shares issued and outstanding as of December 31, 2024 and 2025	2	12	9
Additional paid-in capital	17,258	134,328	63,155
Accumulated deficit	(6,076)	(47,298)	(7,945)
Total shareholders’ equity	11,184	87,042	55,219
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,322	119,252	71,729
Nonrelated Party [Member]
Current assets:
Loans to customers	7,227	56,250	15,901
Receivables from:
Receivables from customers	31	239	167
Payables to:
Payables to customers	2,035	15,836	4,912
Related Party [Member]
Current assets:
Loans to customers	528	4,108
Receivables from:
Receivables from customers	11	91	343
Amount due from related parties	8	59	408
Payables to:
Payables to customers	631	4,919	5,433
Amount due to a related party	$ 771	$ 6,000